Loans - Schedule of Non-Covered Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	$ 20,078,181	$ 15,064,971
Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	14,073,297	10,906,581
Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	1,240,396	802,242
Commercial Loans | Commercial real estate - owner-occupied
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	2,529,885	2,277,749
Commercial Loans | Commercial real estate - non-owner-occupied
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	5,167,949	3,766,558
Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	5,135,067	4,060,032
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	3,056,352	1,267,400
Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	2,948,532	2,890,990
Consumer and Other Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	2,292,275	2,155,926
Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	62,693	131,052
Consumer and Other Loans | Other
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	$ 497,196	$ 521,020